Taxes (Details 3)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 62,475	¥ 439,126	¥ 538,657
Income taxes payable	1,765,670	12,410,542	5,331,808
Other taxes payable	2,559	17,982	21,729
Totals	$ 1,830,704	¥ 12,867,650	¥ 5,892,194